UNAUDITED INTERIM CONDENSED COMBINED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income	$ 129	$ 5
Non-cash items affecting net income
Premiums received in kind	(910)	0
Amortization and accretion on investments	3	0
Depreciation expense	3	0
Unrealized losses on investments and derivatives	525	63
Effect of foreign exchange rates	2	0
Income tax expense	11	2
Income from equity accounted investments	(86)	0
Interest credited to policyholders' account balances	5	0
Net capitalized interest on policy loans and mortgage loans	(2)	0
Realized gain on derivatives	1	0
Changes in non-cash balances related to operations
Changes in premiums due and other receivables	14	0
Changes in reinsurance funds withheld	(213)	0
Changes in deferred tax asset	(3)	0
Changes in reinsurance assets	40	19
Changes in future policy benefits	970	(34)
Charges to policyholders’ account balances	(31)	0
Changes in accrued investment income	(124)	0
Changes in deferred acquisition costs	(76)	0
Changes in working capital and other	203	(11)
Operating activities affecting cash
Income tax paid	(40)	0
Realized gains on investments and derivatives	(70)	(14)
Purchase of derivatives	(27)	0
Sales of derivatives	34	0
Dividend income received	(77)	0
Cash flows from operating activities	281	30
Investing activities
Cash flows used in obtaining control of subsidiaries or other businesses	(4,086)	0
Dividends And Interest Received, Classified As Investing Activities	77	0
Purchase of investments
Corporate bonds	(1,326)	(348)
Government and treasuries	(2,319)	(189)
Common equity	(244)	(291)
Private debt	(247)	0
Preferred shares	(40)	0
Private equity and other	(100)	0
Asset-backed securities	(282)	(10)
Mortgages	(171)	0
Purchase Of Private Loans	(121)	(44)
Purchase of short term investments	(697)	0
Proceeds from sales and maturities of investments
Corporate bonds	643	0
Government and treasuries	3,504	495
Private debt	152	0
Private equity and other	34	0
Asset-backed securities	5	0
Mortgages	154	0
Proceeds from disposal of short term investments	1,409	0
Distributions from equity method investments	41	0
Change in collateral held for derivatives	(11)	0
Purchase of equity accounted investments	(306)	0
Proceeds from disposal of derivative instruments	94	0
Proceeds from disposal of property and equipment	2	0
Purchase of intangible assets	(7)	(1)
Cash flows from investing activities	(3,842)	(388)
Financing activities
Issuance of common equity	450	1,160
Issuance of preferred equity	2,459	0
Return of capital	(3)	(5)
Borrowings from related parties	255	582
Repayments of borrowings to related parties	(580)	(582)
Borrowings from external parties	3,656	0
Repayment of borrowings to external parties	(1,055)	0
Borrowings issued to reinsurance entities	49	0
Policyholders' account deposits	141	0
Policyholders' account withdrawals	(112)	0
Debt issuance costs	(4)	0
Payments to noncontrolling interest	(3)	0
Proceeds from repurchase agreement	197	41
Repayments of repurchase agreement	(197)	(23)
Cash flows from financing activities	5,253	1,173
Cash and cash equivalents, beginning of period	393	35
Net change during the period	1,692	815
Foreign exchange on cash balances held in foreign currencies	(1)	1
Cash and cash equivalents, end of period	$ 2,084	$ 851